FINANCIAL INSTRUMENTS - Foreign currencies (Details) - Currency risk - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Denominated in Euro
Disclosure of nature and extent of risks arising from financial instruments
Sensitivity analysis, assumed strengthening (as a percent)	10.00%	10.00%
Sensitivity analysis, assumed weakening (as a percent)	10.00%	10.00%
Increase (decrease) in profit where foreign currency denominated items strengthen 10% against the functional currency	$ (306)	$ 523
Denominated in CAD
Disclosure of nature and extent of risks arising from financial instruments
Sensitivity analysis, assumed strengthening (as a percent)	10.00%	10.00%
Sensitivity analysis, assumed weakening (as a percent)	10.00%	10.00%
Increase (decrease) in profit where foreign currency denominated items strengthen 10% against the functional currency	$ 81	$ 142
Denominated in JPY
Disclosure of nature and extent of risks arising from financial instruments
Sensitivity analysis, assumed strengthening (as a percent)	10.00%	10.00%
Sensitivity analysis, assumed weakening (as a percent)	10.00%	10.00%
Increase (decrease) in profit where foreign currency denominated items strengthen 10% against the functional currency	$ (10,245)	$ (22,760)